SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenue
Net revenue	$ 607,199	¥ 3,961,962	¥ 8,616,784	¥ 11,244,114	[1]
Consumer Credit Segment
Net revenue
Net revenue		2,529,598	6,440,569	9,257,154
Wealth Management Segment
Net revenue
Net revenue		1,432,364	2,176,215	1,986,960
Loan facilitation service | Consumer Credit Segment
Net revenue
Net revenue		1,329,720	5,182,028	7,647,804
Post origination services | Consumer Credit Segment
Net revenue
Net revenue		670,440	757,783	1,173,108
Account management service | Wealth Management Segment
Net revenue
Net revenue		921,779	2,016,678	1,806,732
Insurance brokerage services | Wealth Management Segment
Net revenue
Net revenue		430,830
Others | Consumer Credit Segment
Net revenue
Net revenue		529,438	500,758	436,242
Others | Wealth Management Segment
Net revenue
Net revenue		¥ 79,755	¥ 159,537	¥ 180,228

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.